2000 K Street, N.W. Suite 700 Washington, DC 20006 T: 202.822.9611

Christopher J. Zimmerman, Esquire

Partner

czimmerman@stradley.com

202.419.8402

November 4, 2025

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re:	Bridgeway Funds, Inc.
Rule 497(j) filing
SEC File Nos. 033-72416 and 811-08200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 68 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically via EDGAR on October 24, 2025.

Please direct any questions or comments relating to this certification to my attention at (202) 419-8402.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esquire
Partner

Stradley Ronon Stevens & Young, LLP | stradley.com

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